Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Depreciable Life - Years

Leasehold improvements	Shorter of estimated lease term or 10 years
Furniture and fixtures	7 years
Computer equipment and software	5 years

Depreciable Life - Years
Leasehold improvements	Shorter of estimated lease term or 10 years
Furniture and fixtures	7 years
Computer equipment and software	5 years